Consulting Agreement (Details) (USD $)	1 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010 Individual
Consulting Agreement (Textual)
Vesting period of stock options	2 years
Expenses associated with this stock option granted in regard of consulting agreement		$ 0	$ 20,826
Number of individuals to provide technical assistance				2
Minimum [Member]
Consulting Agreement (Textual)
Vesting period of stock options				1 year
Maximum [Member]
Consulting Agreement (Textual)
Vesting period of stock options				3 years